Income taxes	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Income taxes

10. Income taxes

The Company had no taxable profit for the years ended December 31, 2025, 2024 and 2023. A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the statements of comprehensive loss is as follows:

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Net loss before income taxes	(4,335)	(9,385)	(32,889)
Canadian federal and provincial income tax rates	27%	27%	27%
Income tax recovery based on Canadian federal and provincial income tax rates	(1,170)	(2,534)	(8,880)

Reconciling items:
Difference in foreign tax rates	(67)	1,865	792
Change in deferred tax assets not recognized	338	(6,331)	1,319
Share-based compensation	744	631	758
Non-taxable dividends	—	—	(2)
Fair value change in warrant liability	—	—	(36)
Tax rate difference on fair value change in short-term investments	(24)	1	(2)
Permanent difference and others	(26)	394	(82)
	(205)	(5,974)	(6,133)

The significant components of deferred income tax assets and liabilities were as follows:

	As at
	December 31, 2025	December 31, 2024
	($)	($)
Deferred tax assets and (liabilities):
Non-capital losses	7,909	8,187
Financing fees	3,478	2,175
Other deferred tax assets	632	928
Restricted interest and financing expenses	3,493	1,138

Royalties, streaming and other mineral interests	(134,018)	(132,009)
Convertible debentures	—	(4,242)
Other deferred tax liabilities	(336)	(222)
	(118,842)	(124,045)

10. Income taxes (continued)

At December 31, 2025, and 2024, deductible temporary differences for which no deferred tax assets are recognized are below:

	As at
	December 31, 2025	December 31, 2024
	($)	($)
Deducted temporary differences not recognized:
Non-capital losses	1,306	936
Capital losses	1,296	937
Short-term investments	(136)	333
Other deferred tax assets	100	471
	2,566	2,677

The deferred tax assets have not been recognized in the consolidated financial statements, as the Company does not consider it probable that those assets will be realized in the future.

As of December 31, 2025, the Company had Canadian net operating loss carryforwards of $36,169 which expires between 2040 and 2044. As of December 31, 2025, there are U.S. net operating loss carryforwards of $1,900, of which $1,225 expires between 2034 and 2036 and the remainder may be carried forward indefinitely. As of December 31, 2025, there are Mexican net operating loss carryforwards of $1,000 which may be carried forward ten years.